INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating Loss Carryforwards	$ 3,465,850
Operating Loss Carryforward Expiration Date	2034
Deferred tax assets, net	224,000	301,000
Deferred Tax Assets, Other	411,000	307,000
Percentage Of Deferred Tax Asset Valuation Allowance To Approximate	90.00%
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,004,000	$ 443,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(35.00%)	(35.00%)